UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                              ----------------
        This Amendment (Check only one.):   [ ]  is a restatement
                                            [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:      GARNET CAPITAL HOLDINGS, INC.

Address:   825 Third Avenue, 40th Floor
           New York, NY 10022

Form 13F File Number:  28-12687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph A. Cohen
Title:     President
Phone:     (212) 755-7577

Signature, Place, and Date of Signing:

/s/ Joseph A. Cohen             New York, NY                 July 14, 2008
----------------------      ----------------------       ----------------------
Joseph A. Cohen                    Place                          Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $ 65,952 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE

                                                            VALUE      NUMBER     SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)    OF SHARES  PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- ---------  --------    -------    --- ---- ------- -------- ------- ------ ------
ACACIA RESH CORP                 ACACIATCHCOM  003881307        657     146,700    SH         SOLE          146,700    0    0
AMERICAN EXPRESS CO              COM           025816109      3,202      85,000    SH         SOLE           85,000    0    0
AUDIOVOX CORP                    CL A          050757103        673      68,525    SH         SOLE           68,525    0    0
BED BATH & BEYOND INC            COM           075896100      1,686      60,000    SH         SOLE           60,000    0    0
BERKSHIRE HATHAWAY INC DEL       CL B          084670207      1,003         250    SH         SOLE              250    0    0
C H ROBINSON WORLDWIDE INC       COM NEW       12541W209      4,387      80,000    SH         SOLE           80,000    0    0
COLGATE PALMOLIVE CO             COM           194162103      4,492      65,000    SH         SOLE           65,000    0    0
COSTCO WHSL CORP NEW             COM           22160K105      4,208      60,000    SH         SOLE           60,000    0    0
DELTA AIR LINES INC DEL          COM NEW       247361702        285      50,000    SH         SOLE           50,000    0    0
DOW CHEM CO                      COM           260543103      2,793      80,000    SH         SOLE           80,000    0    0
DU PONT E I DE NEMOURS & CO      COM           263534109      1,716      40,000    SH         SOLE           40,000    0    0
ETHAN ALLEN INTERIORS INC        COM           297602104        246      10,000    SH         SOLE           10,000    0    0
EXPEDITORS INTL WASH INC         COM           302130109      4,300     100,000    SH         SOLE          100,000    0    0
HALLIBURTON CO                   COM           406216101      1,061      20,000    SH         SOLE           20,000    0    0
HOME DEPOT INC                   COM           437076102      1,288      55,000    SH         SOLE           55,000    0    0
INGERSOLL-RAND COMPANY LTD       CL A          G4776G101      1,497      40,000    SH         SOLE           40,000    0    0
INTERNATIONAL BUSINESS MACHS     COM           459200101      1,778      15,000    SH         SOLE           15,000    0    0
JP MORGAN CHASE & CO             COM           46625H100      1,372      40,000    SH         SOLE           40,000    0    0
KELLOGG CO                       COM           487836108      4,082      85,000    SH         SOLE           85,000    0    0
KEY ENERGY SVCS INC              COM           492914106      1,651      85,000    SH         SOLE           85,000    0    0
LOWES COS INC                    COM           548661107      1,453      70,000    SH         SOLE           70,000    0    0
MULTIMEDIA GAMES INC             COM           625453105        265      60,000    SH         SOLE           60,000    0    0
NORDSTROM INC                    COM           655664100      1,818      60,000    SH         SOLE           60,000    0    0
OLIN CORP                        COM PAR $1    680665205      1,702      65,000    SH         SOLE           65,000    0    0
OWENS CORNING NEW                COM           690742101      1,934      85,000    SH         SOLE           85,000    0    0
PEPSICO INC                      COM           713448108      2,226      35,000    SH         SOLE           35,000    0    0
PHILIP MORRIS INTL INC           COM           718172109      4,445      90,000    SH         SOLE           90,000    0    0
POWERSHARES ETF TRUST            WATERRESOURCE 73935X575      2,278     110,000    SH         SOLE          110,000    0    0
REGENERON PHARMACEUTICALS        COM           75886F107        433      30,000    SH         SOLE           30,000    0    0
TIFFANY & CO NEW                 COM           886547108      2,445      60,000    SH         SOLE           60,000    0    0
TRUMP ENTMT RESORTS INC          COM           89816T103        191     100,000    SH         SOLE          100,000    0    0
UNITED TECHNOLOGIES CORP         COM           913017109      1,851      30,000    SH         SOLE           30,000    0    0
VIRGIN MEDIA INC                 COM           92769L101      1,701     125,000    SH         SOLE          125,000    0    0
STANDARD PAC CORP                COM           85375C101        833     246,400    SH  CALL   SOLE          246,400    0    0
